OTHER OPERATING (EXPENSES)/INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other operating income and expenses
Schedule of other operating income and expenses
				Consolidated
	Ref.	12/31/2024	12/31/2023	12/31/2022
Other operating income
Receivables by indemnity		78,322	12,608	10,588
Rentals and leases		25,961	20,730	17,178
Dividends received		1,436	1,039	832
Contractual fines		(211,700)	4,356	11,863
Updated shares – Fair value through profit or loss	14.d		(15,963)	(95,620)
Tax recovery		1,676	249,852
Gain on disposal of investments		8,451	114,763
Other revenues		118,966	62,631	308,392
Total other operating income		23,112	450,016	253,233
Other operating expenses
Taxes and fees		(278,289)	(106,771)	(372,897)
Expenses/(reversal) with environmental liabilities, net		(48,870)	(18,031)	(10,145)
Write-off/(provision) of judicial lawsuits		(270,326)	(12,441)	(209,396)
Depreciation and amortization	26	(95,378)	(80,924)	(77,386)
Reversal/(write-offs) of estimated losses in fixed assets, intangible assets and investment properties, net of reversal	9.d, 10 and 11	(62,996)	(122,894)	24,133
Estimated (loss)/reversal in inventories (1)		(284,557)	(655,055)	(226,942)
Idleness in stocks and paralyzed equipment (2)		(234,461)	(296,819)	(122,031)
Studies and project engineering expenses		(57,129)	(58,303)	(58,443)
Reserch and development expenses				(461)
Healthcare plan expenses		(40,269)	(36,147)	(24,158)
Cash flow hedge accounting realized (3)	14	211,506	(1,144,335)	(1,478,589)
Actuarial pension plan		(44,529)	(59,411)	(59,693)
Reversal of impairment fair value Transnordestina				387,989
Other expenses		(383,308)	(496,045)	(679,836)
Total other operating expenses		(1,588,606)	(3,087,176)	(2,907,855)
Other operating income (expenses), net		(1,565,494)	(2,637,160)	(2,654,622)

(1)	It refers substantially to losses incurred in the production process at Presidente Vargas Plant ("UPV") and losses in inventories
(2)	Operational idleness due to interventions in the sintering process that impacted crude steel production
(3)	The realization of Cash Flow Hedge of R$ (241,400) and Platts Hedge in the amount of R$ 452,906, which results in a total of R$ 211,506.